SCHEDULE OF DERIVATIVE COMPONENTS VALUATION ASSUMPTIONS (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2022 $ / shares
Minimum [Member]
Derivative [Line Items]
Stock price	$ 0.64	$ 0.45	$ 0.45	$ 2.27
Minimum [Member] | Convertible Note and Warrant Derivative [Member]
Derivative [Line Items]
Stock price	0.46	0.45	0.46	2.27
Maximum [Member]
Derivative [Line Items]
Stock price	3.82	10.62	1.77	3.98
Maximum [Member] | Convertible Note and Warrant Derivative [Member]
Derivative [Line Items]
Stock price	$ 3.04	$ 0.45	$ 0.78	$ 3.98
Measurement Input, Expected Dividend Rate [Member]
Derivative [Line Items]
Derivative liability, measurement input	12	12	12	12
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input	4.7	2.1	1.90	1.63
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Convertible Note and Warrant Derivative [Member]
Derivative [Line Items]
Derivative liability, measurement input	4.2	4.4	4.10	0.40
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input	13.7	4.4	4.40	1.71
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Convertible Note and Warrant Derivative [Member]
Derivative [Line Items]
Derivative liability, measurement input	5.3	4.4	4.70	1.37
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input	71.9	85.4	82.2	101.7
Measurement Input, Price Volatility [Member] | Minimum [Member] | Convertible Note and Warrant Derivative [Member]
Derivative [Line Items]
Derivative liability, measurement input	76.2	94	92.2	66.1
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input	119.1	102	108.2	110.5
Measurement Input, Price Volatility [Member] | Maximum [Member] | Convertible Note and Warrant Derivative [Member]
Derivative [Line Items]
Derivative liability, measurement input	126.6	102	94.5	80.3
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative [Line Items]
Remaining terms	3 months	1 year	6 months	3 years 2 months 1 day
Measurement Input, Expected Term [Member] | Minimum [Member] | Convertible Note and Warrant Derivative [Member]
Derivative [Line Items]
Remaining terms	3 months	1 year	1 year 4 months 2 days	1 month 13 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative [Line Items]
Remaining terms	2 years 3 days	3 years 3 days	1 year 1 month 13 days	4 years
Measurement Input, Expected Term [Member] | Maximum [Member] | Convertible Note and Warrant Derivative [Member]
Derivative [Line Items]
Remaining terms	1 year 5 months 26 days	1 year	1 year 7 months 2 days	3 months 14 days